UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Advanced Battery Metals and Materials ETF BATT

Amplify EASI Tactical Growth ETF EASI

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify International Online Retail ETF XBUY

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF LEND

Amplify Seymour Cannabis ETF CNBS

SEMI-ANNUAL REPORT

April 30, 2020

Beginning on June 29, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Form N-Q or Part F of Form N-PORT are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.6%
Equity — 14.3%
Aberdeen Total Dynamic Dividend Fund	1,149,333	$8,286,691
Adams Natural Resources Fund, Inc.	235,105	2,501,517
Liberty All-Star Equity Fund(a)	1,527,314	8,232,223
The Gabelli Dividend & Income Trust	472,103	7,936,051
		26,956,482
Fixed Income — 85.3%
AllianceBernstein Global High Income Fund, Inc.	397,562	3,848,400
BlackRock Corporate High Yield Fund, Inc.	703,687	6,586,510
BlackRock Credit Allocation Income Trust	235,293	3,068,221
BlackRock Debt Strategies Fund, Inc.	477,087	4,374,888
BlackRock Floating Rate Income Strategies Fund, Inc.	556,396	6,009,077
BlackRock Limited Duration Income Trust	267,443	3,551,643
Blackstone / GSO Strategic Credit Fund	724,315	7,808,116
DoubleLine Income Solutions Fund	326,461	4,292,962
Eaton Vance Floating-Rate Income Trust	422,916	4,516,743
Eaton Vance Limited Duration Income Fund	781,687	8,504,754
Eaton Vance Senior Floating-Rate Trust	741,327	7,702,387
First Trust High Income Long/Short Fund	175,905	2,255,102
Invesco Dynamic Credit Opportunities Fund	925,478	7,699,977
Invesco Senior Income Trust	2,264,579	7,518,402
NexPoint Strategic Opportunities Fund	577,251	5,622,425
Nuveen Credit Strategies Income Fund	1,361,213	8,031,157
Nuveen Floating Rate Income Fund(a)	1,036,722	7,847,985
PGIM Global High Yield Fund, Inc.	693,482	8,134,544
PGIM High Yield Bond Fund, Inc.	679,705	8,380,763
PIMCO Energy & Tactical Credit Opportunities Fund(a)	540,315	4,252,279
Templeton Global Income Fund	1,713,446	9,269,743
Voya Prime Rate Trust	445,334	1,763,523
Wells Fargo Income Opportunities Fund	1,007,138	6,858,610
Description	Shares	Value
Western Asset Emerging Markets Debt Fund, Inc.	725,338	$7,855,410
Western Asset High Income Fund II, Inc.	1,036,370	5,710,399
Western Asset High Income Opportunity Fund, Inc.	2,052,709	9,052,447
		160,516,467
Total Investment Companies (Cost $239,285,761)		187,472,949

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(b)	145,081	145,081
Total Money Market Funds (Cost $145,081)		145,081

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.6%
First American Government Obligations Fund - Class X - 0.22%(b)	6,867,042	6,867,042
Total Investments Purchased with Proceeds from Securities Lending (Cost $6,867,042)		6,867,042

Total Investments — 103.3% (Cost $246,297,884)		$194,485,072

Percentages are based on Net Assets of $188,201,402.

(a)   All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $6,460,430 or 3.4% of net assets.

(b)  Seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.9%
Marketplace — 30.5%
Alibaba Group Holding Ltd. - ADR(a)	17,937	$3,635,292
Copart, Inc.(a)	82,180	6,583,440
Delivery Hero SE(a)(b)	69,598	5,872,734
Etsy, Inc.(a)	157,764	10,234,151
Grubhub, Inc.(a)	186,041	8,890,899
IAC/interactivecorp(a)	31,626	7,067,778
Just Eat Takeaway(a)(b)	42,008	4,282,143
Lyft, Inc. - Class A(a)	156,630	5,142,163
MercadoLibre, Inc.(a)	6,839	3,990,625
PayPal Holdings, Inc.(a)	66,825	8,219,475
Rakuten, Inc.	345,000	2,944,789
Shopify, Inc. - Class A(a)	11,191	7,075,957
The RealReal, Inc.(a)(c)	374,998	4,402,477
Uber Technologies, Inc.(a)	250,330	7,577,489
		85,919,412
Traditional Retail — 63.6%
1-800-Flowers.com, Inc. - Class A(a)	511,752	9,820,521
Amazon.com, Inc.(a)	3,741	9,255,234
Carvana Co.(a)(c)	85,018	6,810,792
Chegg, Inc.(a)	195,357	8,351,512
Chewy, Inc. - Class A(a)(c)	284,426	12,298,580
Cimpress PLC(a)	24,582	1,789,324
eBay, Inc.	190,711	7,596,019
Farfetch Ltd. - Class A(a)(c)	371,109	4,913,483
iQIYI, Inc. - ADR(a)(c)	189,162	3,210,079
JD.com, Inc. - ADR(a)	100,493	4,331,248
Jumia Technologies AG - ADR(a)(c)	531,815	2,334,668
Lands’ End, Inc.(a)	607,684	5,171,391
Netflix, Inc.(a)	23,295	9,780,406
Ocado Group PLC(a)	193,114	3,902,558
Overstock.com, Inc.(a)(c)	688,366	8,687,179
Peloton Interactive, Inc. - Class A(a)	292,086	9,200,709
PetMed Express, Inc.(c)	289,778	11,466,515
Pinduoduo, Inc. - ADR(a)	75,935	3,602,356
Qurate Retail, Inc. - Class A(a)	716,840	5,774,146
Revolve Group, Inc.(a)(c)	342,030	3,758,910
Shutterstock, Inc.	159,456	6,059,328
Description	Shares	Value
Spotify Technology SA(a)	22,237	$3,370,462
Stamps.com, Inc.(a)	80,304	12,709,714
Stitch Fix, Inc. - Class A(a)(c)	295,559	4,743,722
Vipshop Holdings Ltd. - ADR(a)	282,049	4,493,041
Wayfair, Inc. - Class A(a)(c)	80,271	9,956,815
Zalando SE(a)(b)	77,515	3,779,210
ZOZO, Inc.	140,300	2,274,817
		179,442,739
Travel — 5.8%
Booking Holdings, Inc.(a)	3,339	4,943,623
Expedia Group, Inc.	49,997	3,548,787
MakeMyTrip Ltd.(a)	118,033	1,742,167
Trip.com Group Ltd. - ADR(a)	94,241	2,427,648
TripAdvisor, Inc.	185,366	3,701,759
		16,363,984
Total Common Stocks (Cost $261,842,434)		281,726,135

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(d)	337,560	337,560
Total Money Market Funds (Cost $337,560)		337,560

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 12.6%
First American Government Obligations Fund - Class X - 0.22%(d)	35,471,853	35,471,853
Total Investments Purchased with Proceeds from Securities Lending (Cost $35,471,853)		35,471,853

Total Investments — 112.6% (Cost $297,651,847)		$317,535,548

Percentages are based on Net Assets of $282,040,733.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2020 the value of these securities amounted to $13,934,087 or 4.9% of net assets.

(c)   All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $33,791,979 or 12.0% of net assets.

(d)  Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Sector Weightings (Unaudited)[a]

15.7% Consumer Staples
15.2% Information Technology
14.4% Health Care
14.0% Money Market Funds
11.2% Consumer Discretionary
9.1% Financials
7.6% Communication Services
4.9% Energy
4.8% Industrials
3.1% Utilities

[a] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 86.5%
Communication Services — 7.6%
The Walt Disney Co.(a)	11,865	$1,283,200
Verizon Communications, Inc.(a)	16,033	921,096
		2,204,296
Consumer Discretionary — 11.2%
McDonald’s Corp.(a)	8,068	1,513,234
The Home Depot, Inc.(a)	7,858	1,727,424
		3,240,658
Consumer Staples — 15.8%
Mondelez International, Inc.	17,768	913,986
PepsiCo, Inc.(a)	10,092	1,335,071
The Procter & Gamble Co.	6,547	771,695
Walgreens Boots Alliance, Inc.	7,418	321,125
Walmart, Inc.(a)	9,946	1,208,936
		4,550,813
Energy — 5.0%
Chevron Corp.	15,599	1,435,108

Financials — 9.2%
JPMorgan Chase & Co.(a)	14,588	1,396,947
The Goldman Sachs Group, Inc.	6,869	1,259,912
		2,656,859
Health Care — 14.5%
Abbott Laboratories(a)	11,519	1,060,785
Merck & Co., Inc.(a)	18,233	1,446,606
UnitedHealth Group, Inc.	5,707	1,669,126
		4,176,517
Industrials — 4.8%
Raytheon Technologies Corp.	21,457	1,390,628
Description	Shares	Value
Information Technology — 15.3%
Apple, Inc.	4,879	$1,433,450
Microsoft Corp.(a)	8,358	1,497,837
Visa, Inc. - Class A(a)	8,288	1,481,232
		4,412,519
Utilities — 3.1%
Duke Energy Corp.(a)	10,500	888,930
Total Common Stocks (Cost $25,028,545)		24,956,328

MONEY MARKET FUNDS — 14.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(b)	4,067,770	4,067,770
Total Money Market Funds (Cost $4,067,770)		4,067,770

Total Investments — 100.6% (Cost $29,096,315)		$29,024,098

Percentages are based on Net Assets of $28,847,608.

(a)   All or a portion of this security is held as collateral for the options written. At April 30, 2020, the value of these securities amounted to $15,761,298 or 54.6% of net assets.

(b)  Seven-day yield as of April 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2020 (Unaudited)

Description	Contracts	Notional Amount	Value
Call Options Written(a) — (0.7)%
Abbott Laboratories, Expires 5/15/2020, Strike Price $82.50	100	(920,900)	$(97,750)
Duke Energy Corp., Expires 5/15/2020, Strike Price $90.00	75	(634,950)	(3,188)
JPMorgan Chase & Co., Expires 5/15/2020, Strike Price $100.00	110	(1,053,360)	(19,470)
McDonald’s Corp., Expires 5/15/2020, Strike Price $200.00	75	(1,406,700)	(5,775)
Merck & Co., Inc., Expires 5/15/2020, Strike Price $87.50	160	(1,269,440)	(1,360)
Microsoft Corp., Expires 5/15/2020, Strike Price $187.50	75	(1,344,075)	(8,738)
PepsiCo, Inc., Expires 5/15/2020, Strike Price $142.00	100	(1,322,900)	(1,850)
The Home Depot, Inc., Expires 5/15/2020, Strike Price $225.00	70	(1,538,810)	(23,800)
The Walt Disney Co., Expires 5/15/2020, Strike Price $115.00	115	(1,243,725)	(17,307)
Verizon Communications, Inc., Expires 5/15/2020, Strike Price $62.00	150	(861,750)	(375)
Visa, Inc., Expires 5/15/2020, Strike Price $190.00	80	(1,429,760)	(13,600)
Walmart, Inc., Expires 5/01/2020, Strike Price $130.00	90	(1,093,950)	(180)
Total Call Options Written (Premiums Received $160,071)			$(193,393)

(a)  Exchange Traded.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 98.7%
Banks — 9.2%
Banco Bilbao Vizcaya Argentaria SA - ADR(a)	121,862	$389,958
Banco Santander SA - ADR(b)	315,283	684,164
Bank of China Ltd. - Class H	2,052,535	786,331
China Merchants Bank Co. Ltd. - Class A	161,882	805,496
ING Groep NV - ADR(a)	105,461	580,036
JPMorgan Chase & Co.	9,346	894,973
Signature Bank	5,955	638,257
Silvergate Capital Corp. - Class A(a)(b)	171,242	2,722,748
		7,501,963
Commercial & Professional Services — 0.9%
Recruit Holdings Co. Ltd.	23,130	685,828

Diversified Financials — 20.8%
American Express Co.	4,780	436,175
CME Group, Inc.	8,280	1,475,579
Galaxy Digital Holdings Ltd.(b)(c)	3,186,312	3,044,502
IG Group Holdings PLC	145,748	1,385,025
Intercontinental Exchange, Inc.	34,162	3,055,791
Nasdaq, Inc.	8,427	924,189
Plus500 Ltd.	102,015	1,606,733
SBI Holdings, Inc.	136,080	2,575,395
The Goldman Sachs Group, Inc.	4,997	916,550
Vontobel Holding AG	12,013	623,518
WisdomTree Investments, Inc.	255,183	826,793
		16,870,250
Description	Shares	Value
Media & Entertainment — 18.2%
Alphabet, Inc. - Class A(b)	1,415	$1,905,581
Baidu, Inc. - Class A - ADR(b)	8,103	817,836
Kakao Corp.	13,809	2,085,318
LINE Corp. - ADR(a)(b)	59,252	2,930,011
NAVER Corp.	10,789	1,748,802
NetEase, Inc. - ADR	4,148	1,430,894
Tencent Holdings Ltd.	15,642	841,369
Z Holdings Corp.	779,527	3,043,580
		14,803,391
Retailing — 8.2%
Alibaba Group Holding Ltd. - ADR(b)	6,868	1,391,938
Amazon.com, Inc.(b)	505	1,249,370
JD.com, Inc. - ADR(b)	42,189	1,818,346
Rakuten, Inc.	259,603	2,215,872
		6,675,526
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(b)	32,646	1,710,324
NVIDIA Corp.	6,182	1,806,875
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,340	1,558,834
		5,076,033
Software & Services — 31.1%
Accenture PLC - Class A	9,426	1,745,601
Akamai Technologies, Inc.(b)	10,732	1,048,624
Digital Garage, Inc.	96,983	3,524,518
DocuSign, Inc.(b)	17,617	1,845,381
GMO internet, Inc.	186,285	4,094,920
International Business Machines Corp.	18,588	2,333,909
Mastercard, Inc. - Class A	1,620	445,451
Microsoft Corp.	11,341	2,032,421
MoneyGram International, Inc.(a)(b)	160,521	266,465
OneConnect Financial Technology Co. Ltd. - ADR(a)(b)	46,520	467,526
Oracle Corp.	22,413	1,187,217
QIWI PLC - ADR	49,140	600,491
SAP SE - ADR(a)	9,722	1,152,446
Square, Inc. - Class A(b)	39,960	2,602,994
Visa, Inc. - Class A	3,711	663,230
Wirecard AG(a)	9,785	969,353
Xunlei Ltd. - ADR(b)	87,870	321,604
		25,302,151
Technology Hardware & Equipment — 3.0%
Canaan, Inc. - ADR(a)(b)	207,990	1,077,388
Samsung Electronics Co. Ltd.	33,844	1,388,814
		2,466,202

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Description	Shares	Value
Telecommunication Services — 1.1%
SoftBank Group Corp.	21,420	$924,744
Total Common Stocks (Cost $76,556,924)		80,306,088

MONEY MARKET FUNDS — 1.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(d)	871,103	871,103
Total Money Market Funds (Cost $871,103)		871,103

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.8%
First American Government Obligations Fund - Class X - 0.22%(d)	7,143,164	7,143,164
Total Investments Purchased with Proceeds from Securities Lending (Cost $7,143,164)		7,143,164

Total Investments — 108.6% (Cost $84,571,191)		$88,320,355

Percentages are based on Net Assets of $81,303,288.

ADR - American Depositary Receipt

(a)   All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $7,093,951 or 8.7% of net assets.

(b)  Non-income producing security.

(c)   Illiquid Security. At April 30, 2020, the value of these securities amounted to $3,044,502 or 3.7% of net assets.

(d)  Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 97.4%
Materials — 97.4%
African Rainbow Minerals Ltd.	8,989	$66,115
Albemarle Corp.	1,847	113,461
AMG Advanced Metallurgical Group NV	4,513	76,038
Aneka Tambang Tbk	1,222,555	41,916
Assore Ltd.	4,314	73,556
BHP Group Ltd. - ADR(a)	2,413	98,161
Bushveld Minerals Ltd.(b)	998,048	164,672
China Molybdenum Co. Ltd. - Class H	528,240	159,443
Eramet	2,137	67,913
First Quantum Minerals Ltd.	17,330	105,826
Galaxy Resources Ltd.(a)(b)	187,030	93,236
Ganfeng Lithium Co. Ltd. - Class A	25,330	166,338
Glencore PLC	74,962	138,883
IGO Ltd.	36,900	113,977
Jinchuan Group International Resources Co. Ltd.	1,791,940	127,129
Johnson Matthey PLC	2,680	67,256
Jupiter Mines Ltd.	439,876	77,394
Largo Resources Ltd.(b)	122,525	95,946
Lithium Americas Corp.(a)(b)	46,850	157,855
Livent Corp.(b)	24,135	149,637
Lundin Mining Corp.	27,390	134,200
MMC Norilsk Nickel PJSC - ADR	4,874	135,400
Nanjing Hanrui Cobalt Co. Ltd.	19,010	127,100
Nemaska Lithium, Inc.(b)(c)(d)	661,401	—
Orocobre Ltd.(a)(b)	76,144	113,132
Description	Shares	Value
Pilbara Minerals Ltd.(b)	760,393	$109,012
Sociedad Quimica y Minera de Chile SA - ADR	4,705	107,274
South32 Ltd.	56,770	73,433
Sumitomo Metal Mining Co. Ltd.	7,392	187,254
Tawana Resources NL(b)(c)(d)	14,896	—
Tianqi Lithium Corp.	41,490	97,428
Umicore SA	4,795	207,085
Vale Indonesia Tbk PT(b)	628,418	108,574
Western Areas Ltd.	76,415	108,555
Zhejiang Huayou Cobalt Co. Ltd.	37,538	183,322
		3,846,521
Total Common Stocks (Cost $6,299,538)		3,846,521

MONEY MARKET FUNDS — 2.4%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(e)	93,231	93,231
Total Money Market Funds (Cost $93,231)		93,231

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.5%
First American Government Obligations Fund - Class X - 0.22%(e)	531,393	531,393
Total Investments Purchased with Proceeds from Securities Lending (Cost $531,393)		531,393

Total Investments — 113.3% (Cost $6,924,162)		$4,471,145

Percentages are based on Net Assets of $3,945,617.

ADR - American Depositary Receipt

(a)   All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $415,905 or 10.5% of net assets.

(b)  Non-income producing security.

(c)   The Fund has fair valued these securities. Values are determined using significant unobservable inputs.

(d)  Illiquid security. At April 30, 2020, the value of these securities amounted to $0 or 0.0% of net assets.

(e)   Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.9%
iShares Core U.S. Aggregate Bond ETF	18,765	$2,197,381
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	51,450	5,174,327
Vanguard Intermediate-Term Bond ETF	24,300	2,218,104
Vanguard Short-Term Bond ETF	62,175	5,140,629
Total Investment Companies (Cost $14,440,557)		14,730,441

MONEY MARKET FUNDS — 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(a)	31,927	31,927
Total Money Market Funds (Cost $31,927)		31,927

Total Investments — 100.1% (Cost $14,472,484)		$14,762,368

Percentages are based on Net Assets of $14,753,165.

(a)   Seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 91.6%
1.500%, 10/31/2021	$19,607,000	$19,994,928
1.625%, 11/15/2022	43,131,000	44,656,591
1.500%, 10/31/2024	43,929,000	46,212,965
1.625%, 10/31/2026	43,976,000	47,176,285
1.625%, 08/15/2029	44,228,000	48,334,639
2.250%, 08/15/2049	45,245,000	55,983,618
Total U.S. Government Notes/Bonds (Cost $245,560,199)		262,359,026
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 8.1%
SPDR S&P 500 ETF Trust, Expires 06/19/2020, Strike Price $245.00	2,798	$81,276,304	13,454,183
SPDR S&P 500 ETF Trust, Expires 12/18/2020, Strike Price $283.00	3,207	93,156,936	9,503,944
Total Purchased Options (Cost $24,764,730)			22,958,127
	Shares
MONEY MARKET FUNDS — 0.3%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(b)	970,903	970,903
Total Money Market Funds (Cost $970,903)		970,903

Total Investments — 100.0% (Cost $271,295,832)		$286,288,056

Percentages are based on Net Assets of $286,420,496.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.8%
Marketplace — 33.8%
58.com, Inc. - ADR(a)	621	$32,261
Alibaba Group Holding Ltd. - ADR(a)	171	34,657
B2W Cia Digital(a)	4,200	57,872
Delivery Hero SE(a)(b)	495	41,747
Demae-Can Co. Ltd.(c)	4,200	57,422
Fiverr International Ltd.(a)	1,533	60,140
Just Eat Takeaway.com NV(a)(b)	450	45,848
Kogan.com Ltd.	10,608	55,491
MercadoLibre, Inc.(a)	78	45,514
Mercari, Inc.(a)	2,100	53,278
Rakuten, Inc.	5,100	43,686
Shopify, Inc. - Class A(a)	99	62,597
Syuppin Co. Ltd.	3,000	20,620
Tencent Holdings Ltd.	600	32,274
Uxin Ltd. - ADR(a)	20,625	33,206
		676,613
Traditional Retail — 52.7%
ASKUL Corp.	1,200	34,339
ASOS PLC(a)	2,709	81,803
boohoo Group PLC(a)	15,942	64,950
Bygghemma Group First AB(a)	6,042	43,488
China Literature Ltd.(a)(b)	7,800	35,064
Cimpress PLC(a)	801	58,305
Dustin Group AB(b)	3,516	17,855
Farfetch Ltd. - Class A(a)(c)	4,989	66,054
HelloFresh SE(a)	1,143	40,538
iQIYI, Inc. - ADR(a)(c)	1,851	31,411
Description	Shares	Value
Istyle, Inc.(a)	19,500	$43,947
JD.com, Inc. - ADR(a)	792	34,135
Jumia Technologies AG - ADR(a)(c)	13,632	59,845
Kitanotatsujin Corp.	8,400	40,454
MonotaRO Co. Ltd.	1,500	48,674
Ocado Group PLC(a)	2,103	42,561
Oisix ra daichi, Inc.(a)	1,200	19,122
PChome Online, Inc.(a)	6,000	19,895
Pinduoduo, Inc. - ADR(a)	858	40,704
Shop Apotheke Europe NV(a)(b)	228	16,832
So-Young International, Inc. - ADR(a)	3,204	33,226
Vipshop Holdings Ltd. - ADR(a)	2,238	35,651
Yunji, Inc. - ADR(a)	4,032	17,378
Zalando SE(a)(b)	954	46,488
Zero to Seven, Inc.(a)	2,778	19,357
zooplus AG(a)	144	17,823
ZOZO, Inc.	2,700	43,933
		1,053,832
Travel — 13.3%
Airtrip Corp.	6,000	55,492
Despegar.com Corp.(a)	5,664	39,081
MakeMyTrip Ltd.(a)	3,210	47,379
On the Beach Group PLC(b)	6,522	22,870
Open Door, Inc.(a)	2,400	21,770
Trip.com Group Ltd. - ADR(a)	1,434	36,940
Webjet Ltd.	21,603	43,279
		266,811
Total Common Stocks (Cost $1,802,360)		1,997,256

MONEY MARKET FUNDS — 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(d)	4,097	4,097
Total Money Market Funds (Cost $4,097)		4,097

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 7.8%
First American Government Obligations Fund - Class X - 0.22%(d)	156,395	156,395
Total Investments Purchased with Proceeds from Securities Lending (Cost $156,395)		156,395

Total Investments — 107.8% (Cost $1,962,852)		$2,157,748

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Percentages are based on Net Assets of $2,001,766.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2020 the value of these securities amounted to $197,594 or 9.9% of net assets.

(c)   All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $151,123 or 7.5% of net assets.

(d)  Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 99.5%
Communication Services — 2.7%
9F, Inc. - Class A - ADR(a)	1,484	$9,379
Facebook, Inc. - Class A(a)	36	7,370
		16,749
Consumer Discretionary — 0.8%
Amazon.com, Inc.(a)	2	4,948

Financials — 73.1%
360 Finance, Inc. - ADR(a)	1,036	9,324
China Rapid Finance Ltd. - ADR(a)	2,548	2,472
CNFinance Holdings Ltd. - ADR(a)	716	2,792
Elevate Credit, Inc.(a)	16	30
Enova International, Inc.(a)	12	192
FinVolution Group - ADR	17,878	34,326
Green Dot Corp.(a)	20	610
Hexindai, Inc. - ADR(a)	7,066	2,773
Jianpu Technology, Inc. - ADR(a)	28,116	27,554
LendingClub Corp.(a)	4,582	35,144
LendingTree, Inc.(a)	716	178,549
LexinFintech Holdings Ltd. - ADR(a)	10,246	86,374
On Deck Capital, Inc.(a)	7,962	9,634
OneMain Holdings, Inc.	48	1,162
Qudian, Inc. - ADR(a)	12,674	21,926
Senmiao Technology Ltd.(a)	4,180	1,582
The Goldman Sachs Group, Inc.	38	6,970
Weidai Ltd. - ADR(a)	2,110	3,165
X Financial - ADR	2,950	2,773
Yiren Digital Ltd. - ADR(a)	7,458	29,459
		456,811
Industrials — 2.1%
CoreLogic, Inc.	30	1,153
Equifax, Inc.	46	6,389
TransUnion	70	5,515
		13,057
Description	Shares	Value
Information Technology — 20.8%
Fair Isaac Corp.(a)	12	$4,236
Fidelity National Information Services, Inc.	226	29,807
Fiserv, Inc.(a)	250	25,765
Global Payments, Inc.	110	18,262
GreenSky, Inc. - Class A(a)	6,552	28,436
Pagseguro Digital Ltd. - Class A(a)	334	8,460
PayPal Holdings, Inc.(a)	58	7,134
Square, Inc. - Class A(a)	122	7,947
		130,047
Total Common Stocks (Cost $1,078,747)		621,612

MONEY MARKET FUNDS — 0.5%
STIT-Government & Agency Portfolio - Institutional Class - 0.20%(b)	2,955	2,955
Total Money Market Funds (Cost $2,955)		2,955

Total Investments — 100.0% (Cost $1,081,702)		$624,567

Percentages are based on Net Assets of $624,648.

ADR – American Depositary Receipt

(a)   Non-income producing security.

(b)  Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

April 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 97.5%
Consumer Discretionary — 5.0%
GrowGeneration Corp.(a)(b)	41,320	$194,204

Consumer Staples — 5.8%
Neptune Wellness Solutions, Inc.(a)	67,472	141,016
Village Farms International, Inc.(a)(b)	25,440	86,242
		227,258
Financials — 9.3%
Canaccord Genuity Group, Inc.	27,368	105,976
Canopy Rivers, Inc.(a)(c)	169,344	103,411
Silver Spike Acquisition Corp.(a)(c)	15,248	154,005
		363,392
Health Care — 69.8%
Aleafia Health, Inc.(a)	122,248	47,426
Aphria, Inc.(a)(b)	67,424	239,286
Arena Pharmaceuticals, Inc.(a)	3,480	170,416
Auxly Cannabis Group, Inc.(a)(b)	205,032	55,237
Canopy Growth Corp.(a)	28,488	455,808
Cara Therapeutics, Inc.(a)	9,360	138,715
cbdMD, Inc.(a)(b)	30,760	29,631
Charlottes Web Holdings, Inc.(a)(b)	24,472	110,058
Cronos Group, Inc.(a)	59,048	350,745
GW Pharmaceuticals PLC - ADR(a)	4,336	434,207
MediPharm Labs Corp.(a)(b)	79,384	111,210
Organigram Holdings, Inc.(a)	81,040	128,043
PerkinElmer, Inc.	2,776	251,311
PharmaCielo Ltd.(a)(b)	54,176	40,867
Tilray, Inc. - Class 2(a)(b)	6,600	53,130
Zynerba Pharmaceuticals, Inc.(a)	25,128	97,245
		2,713,335
Industrials — 0.9%
Akerna Corp.(a)	4,096	34,202
Real Estate — 6.7%
Innovative Industrial Properties, Inc.(b)(d)	3,288	257,976
Total Common Stocks (Cost $6,508,401)		3,790,367

Total Investments — 97.5% (Cost $6,508,401)		$3,790,367

Percentages are based on Net Assets of $3,889,496.

ADR — American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2020. Total value of securities out on loan is $626,816 or 16.1% of net assets. As of
April 30, 2020, total cash collateral has a value of $751,816.

(c)   Illiquid Security. At April 30, 2020, the value of these securities amounted to $257,416 or 6.6% of net assets.

(d)  Real Estate Investment Trust.

(e)   Seven-day yield as of April 30, 2020.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Advanced Battery Metals and Materials ETF
Assets:
Investments, at Cost	$246,297,884	$297,651,847	$29,096,315	$84,571,191	$6,924,162
Foreign Currency, at Cost	—	1,316	—	—	—
Investments, at Value	$194,485,072	$317,535,548	$29,024,098	$88,320,355	$4,471,145
Foreign Currency, at Value	—	1,331	—	—	—
Receivable for Capital Shares Sold	—	5,372,140	—	—	—
Receivable for Investments Sold	—	5,136	9,120	—	—
Dividends and Interest Receivable	643,478	17,830	18,062	335,094	4,368
Securities Lending Income Receivable	15,002	50,010	—	20,261	3,651
Total Assets	195,143,552	322,981,995	29,051,280	88,675,710	4,479,164

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $160,071, $0, $0)	—	—	193,393	—	—
Payable for Investments Purchased	—	5,355,888	—	186,324	—
Collateral Received for Securities Loaned (See Note 4)	6,867,042	35,471,853	—	7,143,164	531,393
Advisory Fees Payable, net of waiver, if any	75,108	113,521	10,279	42,934	2,154
Total Liabilities	6,942,150	40,941,262	203,672	7,372,422	533,547

Net Assets	$188,201,402	$282,040,733	$28,847,608	$81,303,288	$3,945,617

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$138,000	$52,500	$10,500	$45,000	$5,000
Additional Paid-in Capital	264,369,058	294,652,152	29,653,666	106,826,437	9,122,731
Total Distributable Earnings (Accumulated Deficit)	(76,305,656)	(12,663,919)	(816,558)	(25,568,149)	(5,182,114)
Net Assets	$188,201,402	$282,040,733	$28,847,608	$81,303,288	$3,945,617

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	13,800,000	5,250,000	1,050,000	4,500,000	500,000
Net Asset Value, Offering and Redemption Price per Share	$13.64	$53.72	$27.47	$18.07	$7.89
Includes loaned Securities with a value of	$6,460,430	$33,791,979	$—	$7,093,951	$415,905

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF	Amplify Seymour Cannabis ETF
Assets:
Investments, at Cost	$14,472,484	$271,295,832	$1,962,852	$1,081,702	$6,508,401
Foreign Currency, at Cost	—	—	—	—	4,754
Investments, at Value	$14,762,368	$286,288,056	$2,157,748	$624,567	$3,790,367
Foreign Currency, at Value	—	—			4,535
Cash	—	—	—	—	96,516
Cash Collateral for Securities Lending	—	—	—	—	751,816
Receivable for Capital Shares Sold	—	1,491,785	—	—	—
Receivable for Investments Sold	982,547	—	—	358	—
Dividends and Interest Receivable	1,370	690,733	1,303	—	194
Securities Lending Income Receivable	580	—	115	17	13,227
Deposits with Broker for Options	—	370,378	—	—
Due From Advisor, net	—	—	—	—	19,836
Total Assets	15,746,865	288,840,952	2,159,166	624,942	4,676,491

Liabilities:
Payable for Investments Purchased	—	2,327,208	—	—	—
Collateral Received for Securities Loaned (See Note 4)	—	—	156,395	—	751,816
Payable for Fund Shares Redeemed	984,080	—	—	—	—
Advisory Fees Payable, net of waiver, if any	9,620	93,248	1,005	294
Accrued Principal Financial Officer Fees	—	—	—	—	1,296
Accrued Chief Compliance Officer Fees	—	—	—	—	932
Accrued Trustee Fees	—	—	—	—	1,240
Other Payables and Accrued Expenses	—	—	—	—	31,711
Total Liabilities	993,700	2,420,456	157,400	294	786,995

Net Assets	$14,753,165	$286,420,496	$2,001,766	$624,648	$3,889,496

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$7,500	$96,000	$750	$500	$4,000
Additional Paid-in Capital	20,374,801	268,966,708	1,882,414	1,257,220	8,501,534
Total Distributable Earnings (Accumulated Deficit)	(5,629,136)	17,357,788	118,602	(633,072)	(4,616,038)
Net Assets	$14,753,165	$286,420,496	$2,001,766	$624,648	$3,889,496

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	750,000	9,600,000	75,000	50,000	400,000
Net Asset Value, Offering and Redemption Price per Share	$19.67	$29.84	$26.69	$12.49	$9.72
Includes loaned Securities with a value of	$—	$—	$151,123	$—	$626,816

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2020 (Unaudited)
	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Advanced Battery Metals and Materials ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $3,279, $0, $64,423, and $2,663, respectively)	$10,603,792	$853,958	$280,862	$672,410	$27,984
Interest Income	6,909	2,489	14,280	3,484	51
Securities Lending Income	45,040	1,306,576	2,498	155,608	38,151
Total Investment Income	10,655,741	2,163,023	297,640	831,502	66,186

Expenses:
Advisory Fees	570,170	746,829	117,911	408,788	21,342
Total Expenses	570,170	746,829	117,911	408,788	21,342
Advisory Fees Waived (See Note 3)	—	—	(57,094)	(90,842)	(4,640)
Net Expenses	570,170	746,829	60,817	317,946	16,702
Net Investment Income	10,085,571	1,416,194	236,823	513,556	49,484

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(3,159,314)	(16,681,984)	(377,650)	(4,042,041)	(1,590,612)
Capital Gain Distributions from Underlying Closed End Funds	7,356	—	—	—	—
Foreign Currency	—	(19,388)	—	(20,779)	(6,362)
Options Written	—	—	261,302	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(54,778,027)	42,411,670	(1,509,889)	4,630,276	331,988
Foreign Currency	—	(32)	—	1,022	(214)
Options Written	—	—	(52,981)	—	—
Net Realized and Unrealized Gain (Loss)	(57,929,985)	25,710,266	(1,679,218)	568,478	(1,265,200)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(47,844,414)	$27,126,460	$(1,442,395)	$1,082,034	$(1,215,716)

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2020 (Unaudited)

	Amplify EASI Tactical Growth ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF	Amplify Seymour Cannabis ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $803, $0, $807, $0, $513, respectively)	$122,977	$—	$5,328	$1,397	$10,055
Interest Income	324	1,313,489	50	20	—
Securities Lending Income	24,510	32,523	3,420	1,505	152,904
Total Investment Income	147,811	1,346,012	8,798	2,922	162,959

Expenses:
Advisory Fees	77,021	420,936	6,696	2,596	14,303
Custody Expenses	—	—	—	—	1,088
Administration Fees	—	—	—	—	39,099
Other Expenses	—	—	—	—	22,567
Officer Fees	—	—	—	—	13,634
Audit Fees	—	—	—	—	13,480
Service Fees	—	—	—	—	6,560
Legal Fees	—	—	—	—	5,957
Trustee Fees	—	—	—	—	1,844
Total Expenses	77,021	420,936	6,696	2,596	118,532
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	—	—	(30,800)
Net Expenses	77,021	420,936	6,696	2,596	87,732
Net Investment Income	70,790	925,076	2,102	326	75,227

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Payment from Affiliate (See Note 5)	—	10,038	8,273	—	—
Investments	(3,711,050)	2,192,759	(69,607)	(108,421)	(1,718,929)
Foreign Currency	(21)	—	(43)	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(280,696)	7,303,164	60,301	(217,456)	(543,695)
Foreign Currency	(21)	—	(165)	—	—
Net Realized and Unrealized Gain (Loss)	(3,991,788)	9,505,961	(1,241)	(325,877)	(2,262,624)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,920,998)	$10,431,037	$861	$(325,551)	$(2,187,397)

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(a)	Year Ended December 31, 2018
Operations:
Net Investment Income	$10,085,571	$10,667,877	$12,028,366
Net Realized Gain (Loss) on Investments	(3,159,314)	(9,844,346)	2,224,510
Capital Gain Distributions from Underlying Closed End Funds	7,356	971,586	660,842
Net Change in Unrealized Appreciation/Depreciation on Investments	(54,778,027)	30,342,893	(35,808,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,844,414)	32,138,010	(20,894,482)

Distributions to Shareholders:
Dividends and Distributions	(11,796,822)	(10,667,877)	(12,028,366)
Return of Capital	—	(5,445,623)	(4,637,634)
Total Distributions	(11,796,822)	(16,113,500)	(16,666,000)

Capital Share Transactions:
Subscriptions	34,277,130	59,354,548	24,965,540
Redemptions	(23,438,150)	(12,901,480)	(35,102,029)
Increase in Net Assets from Capital Share Transactions	10,838,980	46,453,068	(10,136,489)

Total Increase (Decrease) in Net Assets	(48,802,256)	62,477,578	(47,696,971)

Net Assets:
Beginning of Period	237,003,658	174,526,080	222,223,051
End of Period	$188,201,402	$237,003,658	$174,526,080

Share Transactions(b):
Subscriptions	2,000,000	3,350,000	1,350,000
Redemptions	(1,650,000)	(750,000)	(1,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	350,000	2,600,000	(550,000)

(a)     For the period January 1, 2019 to October 31, 2019. See Note 1 to Financial Statements.

(b)    Shares of the Predecessor Fund converted into Fund Shares at the close of business on October 4, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,416,194	$934,518
Net Realized Gain (Loss) on Investments and Foreign Currency	(16,701,372)	12,120,668
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	42,411,638	7,360,630
Net Increase in Net Assets Resulting from Operations	27,126,460	20,415,816

Distributions to Shareholders:
Dividends and Distributions	(732,203)	—
Total Distributions	(732,203)	—

Capital Share Transactions:
Subscriptions	52,756,525	44,496,075
Redemptions	(37,115,230)	(195,538,605)
Increase (Decrease) in Net Assets from Capital Share Transactions	15,641,295	(151,042,530)

Total Increase (Decrease) in Net Assets	42,035,552	(130,626,714)

Net Assets:
Beginning of Period	240,005,181	370,631,895
End of Period	$282,040,733	$240,005,181

Share Transactions:
Subscriptions	1,050,000	1,000,000
Redemptions	(750,000)	(4,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	300,000	(3,500,000)

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$236,823	$368,008
Net Realized Gain (Loss) on Investments and Options Written	(116,348)	1,568,493
Net Change in Unrealized Appreciation/Depreciation on Investments and Options Written	(1,562,870)	311,485
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,442,395)	2,247,986

Distributions to Shareholders:
Dividends and Distributions	(1,350,322)	(1,032,410)
Total Distributions	(1,350,322)	(1,032,410)

Capital Share Transactions:
Subscriptions	10,354,710	7,431,400
Redemptions	—	(3,041,745)
Increase in Net Assets from Capital Share Transactions	10,354,710	4,389,655

Total Increase in Net Assets	7,561,993	5,605,231

Net Assets:
Beginning of Period	21,285,615	15,680,384
End of Period	$28,847,608	$21,285,615

Share Transactions:
Subscriptions	350,000	250,000
Redemptions	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	150,000

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$513,556	$1,468,608
Net Realized Loss on Investments and Foreign Currency	(4,062,820)	(26,265,219)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	4,631,298	28,762,851
Net Increase in Net Assets Resulting from Operations	1,082,034	3,966,240

Distributions to Shareholders:
Dividends and Distributions	(2,023,741)	(1,276,455)
Total Distributions	(2,023,741)	(1,276,455)

Capital Share Transactions:
Subscriptions	—	847,845
Redemptions	(17,050,305)	(36,075,255)
Transaction Fees (Note 1)	26,584	44,194
Decrease in Net Assets from Capital Share Transactions	(17,023,721)	(35,183,216)

Total Decrease in Net Assets	(17,965,428)	(32,493,431)

Net Assets:
Beginning of Period	99,268,716	131,762,147
End of Period	$81,303,288	$99,268,716

Share Transactions:
Subscriptions	—	50,000
Redemptions	(950,000)	(2,150,000)
Net Decrease in Shares Outstanding from Share Transactions	(950,000)	(2,100,000)

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Advanced Battery Metals and Materials ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$49,484	$130,334
Net Realized Loss on Investments and Foreign Currency	(1,596,974)	(989,578)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	331,774	(101,581)
Net Decrease in Net Assets Resulting from Operations	(1,215,716)	(960,825)

Distributions to Shareholders:
Dividends and Distributions	(158,755)	(46,593)
Total Distributions	(158,755)	(46,593)

Capital Share Transactions:
Subscriptions	551,460	—
Redemptions	—	(662,965)
Transaction Fees (Note 1)	1,325	2,334
Increase (Decrease) in Net Assets from Capital Share Transactions	552,785	(660,631)

Total Decrease in Net Assets	(821,686)	(1,668,049)

Net Assets:
Beginning of Period	4,767,303	6,435,352
End of Period	$3,945,617	$4,767,303

Share Transactions:
Subscriptions	50,000	—
Redemptions	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(50,000)
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify EASI Tactical Growth ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$70,790	$156,688
Net Realized Loss on Investments and Foreign Currency	(3,711,071)	(272,592)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(280,717)	550,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,920,998)	435,078

Distributions to Shareholders:
Dividends and Distributions	(60,301)	(160,314)
Total Distributions	(60,301)	(160,314)

Capital Share Transactions:
Subscriptions	17,340,640	25,822,955
Redemptions	(20,512,360)	(17,271,950)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,171,720)	8,551,005

Total Increase (Decrease) in Net Assets	(7,153,019)	8,825,769

Net Assets:
Beginning of Period	21,906,184	13,080,415
End of Period	$14,753,165	$21,906,184

Share Transactions:
Subscriptions	650,000	1,050,000
Redemptions	(800,000)	(700,000)
Net Increase in Shares Outstanding from Share Transactions	(150,000)	350,000

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(a)
Operations:
Net Investment Income	$925,076	$1,270,586
Net Realized Gain on Investments	2,202,797	3,374,460
Net Change in Unrealized Appreciation/Depreciation on Investments	7,303,164	7,689,060
Net Increase in Net Assets Resulting from Operations	10,431,037	12,334,106

Distributions to Shareholders:
Dividends and Distributions	(4,260,126)	(1,147,229)
Total Distributions	(4,260,126)	(1,147,229)

Capital Share Transactions:
Subscriptions	222,618,520	113,111,660
Redemptions	(66,669,360)	—
Transaction Fees (Note 1)	1,888	—
Increase in Net Assets from Capital Share Transactions	155,951,048	113,111,660

Total Increase in Net Assets	162,121,959	124,298,537

Net Assets:
Beginning of Period	124,298,537	—
End of Period	$286,420,496	$124,298,537

Share Transactions:
Subscriptions	7,600,000	4,350,000
Redemptions	(2,350,000)	—
Net Increase in Shares Outstanding from Share Transactions	5,250,000	4,350,000

(a)     The Fund commenced operations on November 5, 2018.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify International Online Retail ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(a)
Operations:
Net Investment Income (Loss)	$2,102	$(6,537)
Net Realized Gain (Loss) on Investments and Foreign Currency	(61,377)	48,243
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	60,136	134,715
Net Decrease in Net Assets Resulting from Operations	861	176,421

Distributions to Shareholders:
Dividends and Distributions	(3,649)	—
Total Distributions	(3,649)	—

Capital Share Transactions:
Subscriptions	—	2,500,000
Redemptions	—	(672,343)
Transaction Fees (Note 1)	—	476
Increase in Net Assets from Capital Share Transactions	—	1,828,133

Total Increase (Decrease) in Net Assets	(2,788)	2,004,554

Net Assets:
Beginning of Period	2,004,554	—
End of Period	$2,001,766	$2,004,554

Share Transactions:
Subscriptions	—	100,000
Redemptions	—	(25,000)
Net Increase in Shares Outstanding from Share Transactions	—	75,000

(a)     The Fund commenced operations on January 29, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(a)
Operations:
Net Investment Income (Loss)	$326	$(5,298)
Net Realized Loss on Investments	(108,421)	(173,632)
Net Change in Unrealized Appreciation/Depreciation on Investments	(217,456)	(239,679)
Net Decrease in Net Assets Resulting from Operations	(325,551)	(418,609)

Distributions to Shareholders:
Dividends and Distributions	(49,047)	—
Total Distributions	(49,047)	—

Capital Share Transactions:
Subscriptions	—	3,724,855
Redemptions	—	(2,307,000)
Increase in Net Assets from Capital Share Transactions	—	1,417,855

Total Increase (Decrease) in Net Assets	(374,598)	999,246

Net Assets:
Beginning of Period	999,246	—
End of Period	$624,648	$999,246

Share Transactions:
Subscriptions	—	150,000
Redemptions	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	—	50,000

(a)     The Fund commenced operations on May 8, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Six-Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(a)
Operations:
Net Investment Gain (Loss)	$75,227	$(1,399)
Net Realized Loss on Investments	(1,718,929)	(225,684)
Net Change in Unrealized Appreciation/Depreciation on Investments	(543,695)	(2,174,558)
Net Decrease in Net Assets Resulting from Operations	(2,187,397)	(2,401,641)

Distributions to Shareholders:
Dividends and Distributions	(27,000)	—
Total Distributions	(27,000)	—

Capital Share Transactions:
Subscriptions	639,329	7,866,205
Redemptions	—	—
Increase in Net Assets from Capital Share Transactions	639,329	7,866,205

Total Increase in Net Assets	(1,575,068)	5,464,564

Net Assets:
Beginning of Period	5,464,564	—
End of Period	$3,889,496	$5,464,564

Share Transactions:
Subscriptions	50,000	350,000
Redemptions	—	—
Net Increase in Shares Outstanding from Share Transactions	50,000	350,000

(a)     The Fund commenced operations on July 22, 2019.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Year/Period	$17.62		$16.09		$19.49	$18.55	$17.84	$21.43
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.72		0.86		1.13	1.22	1.22	1.30
Net Realized and Unrealized Gain (Loss)(c)	(3.86)		1.97		(2.97)	1.31	1.41	(2.97)
Total from Investment Operations	(3.14)		2.83		(1.84)	2.53	2.63	(1.67)

Distributions to Shareholders
Net Investment Income	(0.84)		(0.87)		(1.13)	(1.20)	(1.20)	(1.30)
Net Realized Gains	—		—		—	—	—	—
Return of Capital	—		(0.43)		(0.43)	(0.39)	(0.72)	(0.62)
Total from Distributions	(0.84)		(1.30)		(1.56)	(1.59)	(1.92)	(1.92)

Net Asset Value, End of Year/Period	$13.64		$17.62		$16.09	$19.49	$18.55	$17.84

Total Return on Net Asset Value(d)	-18.41	%(h)	17.86	%(h)	-9.97%	14.03%	15.42%	-8.26%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$188,201		$237,004		$174,526	$222,223	$117,817	$77,621
Ratio of Expenses to Average Net Assets	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	8.84	%(f)	5.93	%(f)	6.19%	6.27%	6.62%	6.48%
Portfolio Turnover(g)	41	%(h)	28	%(h)	40%	34%	17%	1%

(a)     For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017		Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Year/Period	$48.49		$43.86	$37.41	$27.18		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.30		0.16	(0.17)	(0.13)		(0.05)
Net Realized and Unrealized Gain	5.08		4.47	6.62 (c)	10.36	(d)	2.23
Total from Investment Operations	5.38		4.63	6.45	10.23		2.18

Distributions to Shareholders
Net Investment Income	(0.15)		—	—	—		—
Total from Distributions	(0.15)		—	—	—		—

Net Asset Value, End of Year/Period	$53.72		$48.49	$43.86	$37.41		$27.18

Total Return on Net Asset Value (e)	11.13	%(i)	10.54%	17.25%	37.64	%(f)	8.71	%(i)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$282,041		$240,005	$370,632	$108,482		$4,077
Ratio of Expenses to Average Net Assets	0.65	%(g)	0.65%	0.65%	0.65%		0.65	%(g)
Ratio of Net Investment Loss to Average Net Assets	1.23	%(g)	0.33%	-0.35%	-0.38%		-0.34	%(g)
Portfolio Turnover(h)	27	%(i)	36%	17%	11%		8	%(i)

(a)     The Fund commenced operations on April 19, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.01 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$30.41		$28.51	$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.27		0.58	0.45	0.39
Net Realized and Unrealized Gain	(1.55)		2.93	2.02	2.92
Total from Investment Operations	(1.28)		3.51	2.47	3.31

Distributions to Shareholders
Net Investment Income	(0.80)		(1.61)	(1.29)	(0.57)
Net Realized Gains	(0.86)		—	—	—
Return of Capital	—		—	(0.21)	(0.20)
Total from Distributions	(1.66)		(1.61)	(1.50)	(0.77)

Net Asset Value, End of Year/Period	$27.47		$30.41	$28.51	$27.54

Total Return on Net Asset Value(c)	-4.51	%(f)	12.63%	9.12%	13.40	%(f)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$28,848		$21,286	$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.95	%(d)	0.95%	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.49	%(d)	0.49%	0.94%	0.95	%(d)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.45	%(d)	1.50%	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.91	%(d)	1.96%	1.54%	1.67	%(d)
Portfolio Turnover(e)	62	%(f)	115%	151%	187	%(f)

(a)     The Fund commenced operations on December 13, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$18.21		$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.10		0.23	0.14
Net Realized and Unrealized Gain (Loss)	0.14		0.71	(2.69	)(c)
Total from Investment Operations	0.24		0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(0.39)		(0.19)	—
Total from Distributions	(0.39)		(0.19)	—

Capital Share Transactions
Transaction Fees	0.01		0.01	—	(d)

Net Asset Value, End of Year/Period	$18.07		$18.21	$17.45

Total Return on Net Asset Value(e)	1.23	%(i)	5.72%	-12.74	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$81,303		$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.90	%(g)	0.90%	0.90	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.70	%(g)	0.70%	0.70	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	0.93	%(g)	1.15%	0.68	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.13	%(g)	1.35%	0.88	%(g)
Portfolio Turnover(h)	21	%(i)	35%	44	%(i)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Includes a less than $0.01 gain per share derived from payment from an affiliate.

(d)    Less than 0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Advanced Battery Metals and Materials ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$10.59		$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.10		0.29	0.13
Net Realized and Unrealized Loss	(2.45)		(2.48)	(7.27	)(c)
Total from Investment Operations	(2.35)		(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.35)		(0.10)	—
Total from Distributions	(0.35)		(0.10)	—

Capital Share Transactions
Transaction Fees	—		0.01	0.01

Net Asset Value, End of Year/Period	$7.89		$10.59	$12.87

Total Return on Net Asset Value(d)	-23.09	%(h)	-16.96%	-35.65	%(e)(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$3,946		$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.92	%(f)	0.92%	0.92	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.72	%(f)	0.72%	0.72	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.93	%(f)	2.23%	1.82	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	2.13	%(f)	2.43%	2.02	%(f)
Portfolio Turnover(g)	22	%(h)	61%	12	%(h)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(d).   Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify EASI Tactical Growth ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$24.34		$23.78	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.08		0.19	—	(c)
Net Realized and Unrealized Gain (Loss)	(4.68)		0.57	(1.22)
Total from Investment Operations	(4.60)		0.76	(1.22)

Distributions to Shareholders
Net Investment Income	(0.07)		(0.20)	—
Total from Distributions	(0.07)		(0.20)	—

Net Asset Value, End of Year/Period	$19.67		$24.34	$23.78

Total Return on Net Asset Value(d)	-18.97	%(g)	3.19%	-4.87	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$14,753		$21,906	$13,080
Ratio of Expenses to Average Net Assets	0.75	%(e)	0.75%	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.69	%(e)	0.79%	0.03	%(e)
Portfolio Turnover(f)	330	%(g)	480%	289	%(g)

(a)     The Fund commenced operations on June 13, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$28.57		$25.00
Income from Investment Operations:
Net Investment Income(b)	0.16		0.43
Net Realized and Unrealized Gain	1.94		3.52
Total from Investment Operations	2.10		3.95

Distributions to Shareholders
Net Investment Income	(0.15)		(0.38)
Net Realized Gains	(0.68)		—
Total from Distributions	(0.83)		(0.38)

Capital Share Transactions
Transaction Fees	—	(c)	—

Net Asset Value, End of Period	$29.84		$28.57

Total Return on Net Asset Value(d)	7.44	%(g)(h)	15.94	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$286,420		$124,299
Ratio of Expenses to Average Net Assets	0.49	%(e)	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	1.08	%(e)	1.64	%(e)
Portfolio Turnover(f)	97	%(g)	154	%(g)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than 0.005.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.

(h)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 7.43%. See Note 5.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	0.03		(0.07)
Net Realized and Unrealized Gain	(0.02)		1.79
Total from Investment Operations	0.01		1.72

Distributions to Shareholders
Net Investment Income	(0.05)		—
Total from Distributions	(0.05)		—

Capital Share Transactions
Transaction Fees	—		0.01

Net Asset Value, End of Period	$26.69		$26.73

Total Return on Net Asset Value(c)	0.03	%(f)(g)	6.91	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,002		$2,005
Ratio of Expenses to Average Net Assets	0.69	%(d)	0.69	%(d)
Ratio of Net Investment Loss to Average Net Assets	0.22	%(d)	-0.34	%(d)
Portfolio Turnover(e)	52	%(f)	64	%(f)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

(g)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -0.38%. See Note 5.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau Peer-to-Peer Lending & Crowdfunding ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$19.98		$25.00
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	0.01		(0.06)
Net Realized and Unrealized Gain	(6.52)		(4.96)
Total from Investment Operations	(6.51)		(5.02)

Distributions to Shareholders
Net Investment Income	(0.98)		—
Total from Distributions	(0.98)		—

Net Asset Value, End of Period	$12.49		$19.98

Total Return on Net Asset Value(c)	-34.03	%(f)	-20.06	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$625		$999
Ratio of Expenses to Average Net Assets	0.65	%(d)	0.65	%(d)
Ratio of Net Investment Loss to Average Net Assets	0.08	%(d)	-0.57	%(d)
Portfolio Turnover(e)	20	%(f)	34	%(f)

(a)     The Fund commenced operations on May 8, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(d)    Annualized.

(e)     Excludes the impact of in-kind transactions.

(f)     Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Six-Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$15.61		$24.71
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	0.20		—	(c)
Net Realized and Unrealized Loss	(6.01)		(9.10)
Total from Investment Operations	(5.81)		(9.10)

Distributions to Shareholders
Net Investment Income	(0.08)		—
Total from Distributions	(0.08)		—

Net Asset Value, End of Period	$9.72		$15.61

Total Return on Net Asset Value(d)	-38.22	%(g)	-37.28	%(g)

Supplemental Data:
Net Assets, End of Period (000’s)	$3,889		$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	5.39	%(e)	6.14	%(e)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	3.99	%(e)	5.73	%(e)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	-1.22	%(e)	6.14	%(e)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	3.42	%(e)	-0.10	%(e)
Portfolio Turnover(f)	10	%(g)	23	%(g)

(a)     The Fund commenced operations on July 22, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited)

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two diversified funds, Amplify High Income ETF (formerly YieldShares High Income ETF) (“YYY”) and Amplify Online Retail ETF (“IBUY”) and eight non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (formerly Amplify YieldShares CWP Dividend & Option Income ETF) (“DIVO”), Amplify Transformational Data Sharing ETF (“BLOK”), Amplify Advanced Battery Metals and Materials ETF (“BATT”), Amplify EASI Tactical Growth ETF (“EASI”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify International Online Retail ETF (“XBUY”), Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF (“LEND”) and Amplify Seymour Cannabis ETF (“CNBS”) (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek to provide investors with total return. BATT commenced operations on June 4, 2018. The investment objective of EASI is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EASI Tactical Growth Index. EASI commenced operations on June 13, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Total Return Index. SWAN commenced operations on November 5, 2018. The investment objective of XBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index. XBUY commenced operations on January 29, 2019. The investment objective of LEND is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the CrowdBureau® Peer-to-Peer Lending & Crowdfunding Index. LEND commenced operations on May 8, 2019. The investment objective of CNBS is to seek to provide investors capital appreciation. CNBS commenced operations on July 22, 2019.

YYY is the successor in interest to YieldShares High Income ETF (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, Exchange Traded Concept Trust, and that was also sub-advised by YYY’s investment adviser, Amplify Investments LLC (the “Adviser”). On September 20, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Amplify High Income ETF, and effective as of the close of business on October 4, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Amplify High Income ETF. For financial reporting purposes, assets received and shares issued by YYY were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of YYY’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Amplify High Income ETF in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was December 31. The reporting period ended October 31, 2019 for YYY is January 1, 2019 through October 31, 2019. Operations prior to October 7, 2019 were for the Predecessor Fund. The net assets were $234,897,880, including ($609,488) of net unrealized depreciation, ($2,042,721) of undistributed (accumulated) net investment income, and ($18,389,887) of undistributed (accumulated) net realized loss and shares outstanding were 13,300,000, all of which were transferred into the Trust at NAV at the close of business on October 4, 2019.

The primary purpose of the reorganization was to move the existing Fund from its existing trust to another trust, which the Adviser believed would allow the Fund to become part of a series of a stable fund family with a consistent Adviser across all funds in the Trust. Shareholders are expected to benefit accordingly and to enjoy an improvement in the level and quality of services provided to them and the Fund.

IBUY lists and principally trade its shares on The Nasdaq Stock Market® LLC (“Nasdaq”), and YYY, DIVO, BLOK, BATT, EASI, SWAN, XBUY, LEND, and CNBS list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (each an “Exchange” and collectively, the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, EASI, SWAN, and CNBS will issue and redeem shares on a continuous basis at

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” XBUY and LEND will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, BLOK, and CNBS. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for EASI, SWAN, and LEND. A purchase or redemption transaction fee of $750 is imposed for XBUY. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 2020:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$187,472,949	$—	$—	$—	$—
Common Stocks	—	281,726,135	24,956,328	80,306,088	3,846,521
Money Market Funds	145,081	337,560	4,067,770	871,103	93,231
Investments Purchased with Proceeds from Securities Lending	6,867,042	35,471,853	—	7,143,164	531,393
Total Level 1	194,485,072	317,535,548	29,024,098	88,320,355	4,471,145
Level 2
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Common Stocks	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$194,485,072	$317,535,548	$29,024,098	$88,320,355	$4,471,145
Other Financial Instruments(a)
Liabilities
Level 1	$—	$—	$—	$—	$—
Total Level 1	—	—	—	—	—
Level 2	—	—	—	—	—
Options Written	—	—	193,393	—	—
Total Level 2	—	—	193,393	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$193,393	$—	$—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

Category	EASI	SWAN	XBUY	LEND	CNBS
Investments in Securities
Assets
Level 1
Investment Companies	$14,730,441	$—	$—	$—	$—
Common Stocks	—	—	1,997,256	621,612	3,636,362
Money Market Funds	31,927	970,903	4,097	2,955	—
Investments Purchased with Proceeds from Securities Lending	—	—	156,395	—	—
Total Level 1	14,762,368	970,903	2,157,748	624,567	3,636,362
Level 2
Common Stocks	—	—	—	—	154,005
U.S. Government Notes/Bonds	—	262,359,026	—	—	—
Purchased Options	—	22,958,127	—	—	—
Total Level 2	—	285,317,153	—	—	154,005
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$14,762,368	$286,288,056	$2,157,748	$624,567	$3,790,367

See the Schedules of Investments for further disaggregation of investment categories.

(a)          Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

For the period ended April 30, 2020, there were no transfers into or out of Level 3 for the Funds. Below is a reconciliation of securities in Level 3 for The Fund.

BATT	Balance as of 10/31/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/ Out of Level 3	Balance as of 4/30/2020	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 4/30/20
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$(105,499)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT	Fair Value as of 4/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input(a)
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00 AUD
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00 CAD

(a)       Table presents information for two securities, which are valued at $0.00 each as of April 30, 2020.

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

SWAN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO and SWAN as of April 30, 2020 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2020

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$193,393

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$261,302	Equity Contracts	$(52,981)

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2020

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$22,958,127

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2020 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(473,623)	Equity Contracts	$1,806,602

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

The average monthly value of options written in DIVO during the period ended April 30, 2020 was $(88,839). The average monthly value of options purchased in SWAN during the period ended April 30, 2020 was $18,547,873.

OFFSETTING ASSETS AND LIABILITIES

DIVO is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in DIVO as of April 30, 2020:

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
DIVO
Options Written
Susquehanna Financial Group	$193,393	$—	$193,393	$193,393	$—	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.95%
BLOK	0.90%
BATT	0.92%
EASI	0.75%
SWAN	0.49%

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

XBUY	0.69%
LEND	0.65%
CNBS	0.65%

For the period January 1, 2019 to October 4, 2019, the Predecessor High Income Fund was obligated to pay Exchange Traded Concepts, LLC 0.50% at an annual rate of average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of DIVO, BLOK and BATT , management fees paid to the Adviser were reduced by 0.46%, 0.20% and 0.20%, respectively. For the period ended April 30, 2020, the Adviser’s management fee was reduced by $57,094, $90,842 and $4,640 in DIVO, BLOK and BATT, respectively. This contractual agreement will continue until March 1, 2021. The Adviser is not eligible to recoup these amounts.

Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended April 30, 2020, the Adviser’s management fee was reduced by $30,800. This contractual agreement will continue until March 1, 2021. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2022	$5,512
April 30, 2023	$30,800

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, EASI, XBUY, LEND, and CNBS. Toroso Investments, LLC (“Toroso”) and Exponential ETFs (“Exponential”) serve as the Sub-Advisers to BLOK and BATT. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO. ARGI Investment Services, LLC (“ARGI”) and Exponential serve as the Sub-Advisers to SWAN (Penserra, together with CWP, Toroso, Exponential, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Prior to October 7, 2019, the Adviser and Vident Investment Advisory, LLC served as the Sub-Advisers to YYY. Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso and Exponential are paid by the Adviser.

For the period ended April 30, 2020, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $5,165 for brokerage commissions. U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. Prior to April 20, 2020, The Nottingham Company served as administrator for CNBS. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent with the exception of CNBS. Cowen Execution Service, LLC (“Cowen”) serves as the custodian and securities lending agent (together, USB and Cowen are the “Securities Lending Agents”) for CNBS. For the period ended April 30, 2020, CNBS paid Cowen and Company, LLC, an affiliate of Cowen, $11,405 for brokerage commissions.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and two Trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers or Trustees of the Trust.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2020, YYY, IBUY, BLOK, BATT, XBUY and CNBS had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of April 30, 2020, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$6,460,430	$6,867,042	(a)
IBUY	$33,791,979	$35,471,853	(a)
DIVO	$—	$—
BLOK	$7,093,951	$7,143,164	(a)
BATT	$415,905	$531,393	(a)
EASI	$—	$—
SWAN	$—	$—
XBUY	$151,123	$156,395	(a)
LEND	$—	$—
CNBS	$626,816	$751,816	(b)

(a)The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)         Collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and Cowen.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended April 30, 2020, were as follows:

Fund	Fees and Interest Earned
YYY	$45,040
IBUY	$1,306,576
DIVO	$2,498
BLOK	$155,608
BATT	$38,151
EASI	$24,510
SWAN	$32,523
XBUY	$3,420
LEND	$1,505
CNBS	$152,904

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income. CNBS offset $71,185 of allowable expenses during the period ended April 30, 2020.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$100,099,948	$93,053,161
IBUY	64,684,396	63,271,653
DIVO	14,122,123	15,435,747
BLOK	18,681,364	22,476,981
BATT	1,120,037	998,606
EASI	65,509,816	65,687,139
SWAN	330,968,393	163,275,062
XBUY	1,012,760	1,004,421
LEND	159,875	175,858
CNBS	1,741,570	1,141,136

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$25,147,537	$23,289,474
IBUY	51,950,160	6,671,964
DIVO	9,091,144	—
BLOK	—	15,217,460
BATT	429,035	—
EASI	17,268,104	20,241,207
SWAN	2,707,836	28,831,795
XBUY	—	—
LEND	—	—
CNBS	—	704,378

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN . Included in the amounts for SWAN were $326,755,945 of purchases and $187,024,204 of sales of U.S. Government Securities during the current fiscal period.

During the period ended April 30, 2020, SWAN had a trade error due to incorrect trade instructions. This resulted in a loss to the Fund of $10,038, which was reimbursed to the Fund by an affiliate.

During the period ended April 30, 2020, XBUY had a trade error due to liquidity issues affecting trade execution during a rebalance in the Fund. This resulted in a loss to the Fund of $8,273, which was reimbursed to the Fund by an affiliate.

6.    FEDERAL INCOME TAXES

As of and during the year/period ended October 31, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2019, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended October 31, 2019, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year/period ended October 31, 2019 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$10,667,877	$—	$5,445,623
IBUY	—	—	—
DIVO	805,664	226,746	—
BLOK	1,276,455	—	—
BATT	46,593	—	—
EASI	160,314	—	—
SWAN	1,147,229	—	—
XBUY	—	—	—
LEND	—	—	—
CNBS	—	—	—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

The tax composition of distributions paid during the year/period ended October 31, 2018 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
IBUY	$—	$—	$—
DIVO	536,201	110,096	107,770
BLOK	—	—	—
BATT	—	—	—
EASI	—	—	—
SWAN	N/A	N/A	N/A
XBUY	N/A	N/A	N/A
LEND	N/A	N/A	N/A
CNBS	N/A	N/A	N/A

The tax composition of distributions paid during the year ended December 31, 2018 for YYY was as follows:

Ordinary Income	Return of Capital
$12,028,366	$4,637,634

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2019 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$237,356,688	$333,920,661	$21,861,224	$124,359,727	$7,993,260
Gross tax unrealized appreciation	10,904,792	37,478,913	1,660,220	10,292,898	447,754
Gross tax unrealized depreciation	(11,504,333)	(61,699,074)	(230,375)	(15,115,319)	(3,024,566)
Net tax unrealized appreciation (depreciation)	(599,541)	(24,220,161)	1,429,845	(4,822,421)	(2,576,812)
Undistributed ordinary income	—	—	—	1,829,498	127,172
Undistributed long-term capital gain	—	—	644,329	—	—
Total accumulated gain	—	—	644,329	1,829,498	127,172
Other accumulated gain (loss)	(16,064,879)	(14,838,015)	(98,015)	(21,633,519)	(1,358,003)
Distributable earnings/(accumulated deficit)	$(16,664,420)	$(39,058,176)	$1,976,159	$(24,626,442)	$(3,807,643)
	EASI	SWAN	XBUY	LEND	CNBS
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$26,736,956	$116,352,628	$2,022,570	$1,444,312	$7,811,155
Gross tax unrealized appreciation	761,748	7,838,795	228,262	14,687	1,213
Gross tax unrealized depreciation	(258,115)	(156,455)	(107,734)	(299,909)	(2,276,953)
Net tax unrealized appreciation (depreciation)	503,633	7,682,340	120,528	(285,222)	(2,275,740)
Undistributed ordinary income	9,515	3,504,537	865	49,047	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	9,515	3,504,537	865	49,047	—
Other accumulated gain (loss)	(2,160,985)	—	(3)	(22,299)	(125,901)
Distributable earnings/(accumulated deficit)	$(1,647,837)	$11,186,877	$121,390	$(258,474)	$(2,401,641)

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

The difference between book and tax-basis cost is attributable to the deferral on wash sales and passive foreign investment companies.

At October 31, 2019, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	—
DIVO	—
BLOK	—
BATT	—
EASI	—
SWAN	—
XBUY	—
LEND	—
CNBS	1,390

At October 31, 2019, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$(5,395,545)	$(10,669,333)	Unlimited
IBUY	(6,598,605)	(8,239,528)	Unlimited
DIVO	—	—	—
BLOK	(14,746,014)	(6,888,174)	Unlimited
BATT	(929,025)	(428,856)	Unlimited
EASI	(2,160,985)	—	Unlimited
SWAN	—	—	—
XBUY	—	—	—
LEND	(22,299)	—	Unlimited
CNBS	(124,511)	—	Unlimited

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemption-in-kind transactions and net operating losses. For the year/period ended October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$(517,308)	$517,308
IBUY	(23,406,223)	23,406,223
DIVO	(361,201)	361,201
BLOK	1,425,369	(1,425,369)
BATT	58,581	(58,581)
EASI	(808,008)	808,008
SWAN	—	—
XBUY	(55,031)	55,031
LEND	160,135	(160,135)
CNBS	—	—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

During the year/period ended October 31, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$517,308
IBUY	23,564,308
DIVO	361,201
BLOK	(1,425,369)
BATT	(58,581)
EASI	808,341
SWAN	—
XBUY	55,031
LEND	(160,135)
CNBS	—

7.    RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact these changes and has decided to accept the disclosure framework.

8.    PRINCIPAL RISKS

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger. Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume, or increase volatility of digital securities or other assets trading on a blockchain.

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure. Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CONCENTRATION RISK (YYY, IBUY, EASI, XBUY and LEND only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit

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Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

FOREIGN INVESTMENT RISK (XBUY only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, and BATT only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an

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Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

METALS AND MINING COMPANIES RISK (BATT only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

MOMENTUM INVESTING RISK (EASI only)

The EASI Tactical Growth Index employs a “momentum” style methodology that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. The Fund may be subject to more risk because stocks in which the Fund invests may be more volatile than a broad cross-section of stocks or the returns on stocks that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. Additionally, during periods of positive stock market performance, the returns of the Fund may be lower when a significant portion of the Fund’s net assets are allocated to the fixed-income allocation. Momentum can turn quickly and cause significant variation from other types of investments.

OPTIONS RISK (SWAN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

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Notes to the Financial Statements

April 30, 2020 (Unaudited) (Continued)

ONLINE RETAIL RISK (IBUY and XBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

9.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the below:

On June 9, 2020, the Board of Trustees voted to terminate and liquidate EASI. After the close of business on July 2, 2020, EASI will no longer accept creation orders. Trading in shares of EASI will be halted prior to market open on July 6, 2020. The proceeds of the liquidation are currently scheduled to be sent to shareholders on or about July 9, 2020.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited)

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 10, 2019, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Advisor”) and the Trust, on behalf of the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Advisor and Penserra Capital Management LLC (“Penserra”), and 3) an Investment Sub-Advisory Agreement between the Advisor and Capital Wealth Planning, LLC (“CWP”; Penserra and CWP will be referred to together as the “Sub-Advisors”) on behalf of the Fund.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. The Board, including the Independent Trustees, approved additional one-year terms on June 12, 2018 and June 11, 2019.

In order to co-ordinate approval of DIVO with other Funds, a meeting was held on December 10, 2019 to discuss and review the Agreements with respect to the Fund. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Advisors. At the meeting, the Board unanimously approved the agreements. The Independent Trustees, voting separately, also unanimously approved the agreements.

Prior to the meeting held on December 10, 2019, the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Advisors regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Advisor and the Sub-Advisors; (ii) the Advisor and the Sub-Advisors’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Advisor and the Sub-Advisors; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 10, 2019, representatives from the Advisor and the Sub-Advisors, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor and the Sub-Advisors’ fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Advisors provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Advisor and Sub-Advisors’ oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Advisor’s services, the Trustees considered information concerning the functions to be performed by the Advisor and the Sub-Advisors and the personnel and resources of the Advisor and Sub-Advisors, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees considered statements by the Advisor and Sub-Advisors regarding its respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Advisor in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisors to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Advisor on the Fund’s proposed investment management fee of 0.49%,1 as compared to information provided by the Advisor on other similar products. The Trustees also considered that the Advisor and Sub-Advisors did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Advisor has agreed to pay all other expenses of the Fund,

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Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

including fees payable to the Sub-Advisors, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Advisor and Sub-Advisors. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Advisor on its costs to be incurred in connection with the proposed Agreement and its estimated profitability and noted the Advisor’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Advisor with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Advisor as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Advisor and Sub-Advisors, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Advisor’s views on its expectations for growth, noting that, initially, the Advisor did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Advisor and Sub-Advisors had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

AMPLIFY TRANSFORMATIONAL DATA SHARING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 10, 2019, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Advisor”) and the Trust, on behalf of the Amplify Blockchain Leaders ETF (the “Fund”) and 2) an Investment Co-Sub-Advisory Agreements between the Advisor and (i) Toroso Investments, LLC (“Toroso”) and (ii) CSat Investment Advisory, L.P., doing business as Exponential ETF, (“Exponential ETF”), on behalf of the Fund. Toroso and Exponential ETF will collectively hereinafter as “Sub-Advisor”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Advisor. The Board, including the Independent Trustees, had initially approved the Fund, the Advisor, Sub-Advisor and the associated agreements at its meeting on December 17, 2017.

Since it has been two years since the original approval, a meeting was held on December 10, 2019 to discuss and review the Agreements with respect to the Fund. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Advisors. At the meeting, the Board unanimously approved the agreements. The Independent Trustees, voting separately, also unanimously approved the agreements.

Prior to the meeting held on December 10, 2019, the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Advisor and the Sub-Advisor; (ii) the Advisor and the Sub-Advisor’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Advisor and the Sub-Advisor; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 10, 2019, representatives from the Advisor and the Sub-Advisor, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor and the Sub-Advisor’s fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Advisor provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Advisor and Sub- Advisor’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Advisor’s services, the Trustees considered information concerning the functions to be performed by the Advisor and the Sub-Advisor and the personnel and resources of the Advisor and Sub-Advisor, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Advisor and Sub-Advisor regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Advisor in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund under the respective Agreements were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Advisor on the Fund’s proposed an investment management fee of 0.70%,1 as compared to information provided by the Advisor on other similar products. The Trustees also considered that the Advisor and Sub-Advisor did not manage any similar accounts. The Trustees noted that the proposed annual investment

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

management fee to be charged to the Fund was a unitary fee, and that the Advisor has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisor, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Advisor and Sub-Advisor. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Advisor on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Advisor’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Advisor with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Advisor as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Advisor and Sub-Advisor, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Advisor’s views on its expectations for growth, noting that, initially, the Advisor did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Advisor and Sub-Advisor had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

AMPLIFY ADVANCED BATTERY METALS AND MATERIALS ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 10, 2019, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Advisor”) and the Trust, on behalf of the Amplify Advanced Batteries Metals & Materials ETF (the “Fund”) and 2) an Investment Co-Sub-Advisory Agreements between the Advisor and (i) Toroso Investments, LLC (“Toroso”) and (ii) CSat Investment Advisory, L.P., doing business as Exponential ETF, (“Exponential ETF”), on behalf of the Fund. Toroso and Exponential ETF will collectively hereinafter as “Sub-Advisor”).

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Advisor and the Sub-Advisor. The Board, including the Independent Trustees, had initially approved the Fund, the Advisor, Sub-Advisor and the associated agreements at its meeting on March 13, 2018.

Prior to the meeting held on December 10, 2019, the Board, including the Independent Trustees, reviewed written materials from the Advisor and the Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Advisor and the Sub-Advisor; (ii) the Advisor and the Sub-Advisor’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Advisor and the Sub-Advisor; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 10, 2019, representatives from the Advisor and the Sub-Advisor, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Advisor and the Sub-Advisor’s fees and other aspects of the Agreements. Among other things, representatives from the Advisor and the Sub-Advisor provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Advisor and Sub-Advisor’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Advisor’s services, the Trustees considered information concerning the functions to be performed by the Advisor and the Sub-Advisor and the personnel and resources of the Advisor and Sub-Advisor, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Advisor and Sub-Advisor regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Advisor in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor to the Fund under the respective Agreements were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Advisor on the Fund’s proposed an investment management fee of 0.72%,1 as compared to information provided by the Advisor on other similar products. The Trustees also considered that the Advisor and Sub-Advisor did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Advisor has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisor, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Advisor and Sub-Advisor. In conjunction with their review of the unitary investment management fee,

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

the Trustees considered information provided by the Advisor on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Advisor’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Advisor with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Advisor as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Advisor and Sub-Advisor, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Advisor’s views on its expectations for growth, noting that, initially, the Advisor did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Advisor and Sub-Advisor had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

AMPLIFY EASI TACTICAL GROWTH ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on March 10, 2020, the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify EASI Tactical Growth Index ETF (the “Fund”) and 2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Since it has been two years since the original approval of March 13, 2018, a meeting was held on March 10, 2020 to discuss and review the Agreements with respect to the Fund. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. At the meeting, the Board unanimously approved the agreements. The Independent Trustees, voting separately, also unanimously approved the agreements.

Prior to the meeting held on March 10, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on March 13, 2018, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.76%, as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser did not manage any similar accounts. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2020 (Unaudited) (Continued)

portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser on its costs to be incurred in connection with the proposed Agreement and its estimated profitability, and noted the Adviser’s statement that it would not likely be profitable in its first year of operating the Fund and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s views on its expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund.

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2020 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the  period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$815.90	0.50%	$2.26
Hypothetical 5% Return	$1,000.00	$1,022.38	0.50%	$2.51
IBUY	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,111.30	0.65%	$3.41
Hypothetical 5% Return	$1,000.00	$1,021.63	0.65%	$3.27
DIVO	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$954.90	0.49%	$2.38
Hypothetical 5% Return	$1,000.00	$1,022.43	0.49%	$2.46

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2020 (Unaudited) (Continued)

BLOK	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,012.30	0.70%	$3.50
Hypothetical 5% Return	$1,000.00	$1,021.38	0.70%	$3.52
BATT	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$769.10	0.72%	$3.17
Hypothetical 5% Return	$1,000.00	$1,021.28	0.72%	$3.62
EASI	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$810.30	0.75%	$3.38
Hypothetical 5% Return	$1,000.00	$1,021.13	0.75%	$3.77
SWAN	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,074.40	0.49%	$2.53
Hypothetical 5% Return	$1,000.00	$1,022.43	0.49%	$2.46
XBUY	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,000.30	0.69%	$3.43
Hypothetical 5% Return	$1,000.00	$1,021.43	0.69%	$3.47
LEND	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$659.70	0.65%	$2.68
Hypothetical 5% Return	$1,000.00	$1,021.63	0.65%	$3.27
CNBS	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$617.80	0.75%	$3.02
Hypothetical 5% Return	$1,000.00	$1,021.63	0.75%	$3.77

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 182/366 (to reflect the one-half year period).

Amplify ETF Trust

Additional Information

April 30, 2020 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	15.02%
IBUY	00.00%
DIVO	51.94%
BLOK	98.34%
BATT	100.00%
EASI	34.46%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%
CNBS	00.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2019 was as follows:

YYY	2.79%
IBUY	00.00%
DIVO	52.27%
BLOK	56.50%
BATT	5.49%
EASI	38.18%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%
CNBS	00.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	00.00%
IBUY	00.00%
DIVO	48.43%
BLOK	3.35%
BATT	00.00%
EASI	00.00%
SWAN	00.00%
XBUY	00.00%
LEND	00.00%
CNBS	00.00%

Amplify ETF Trust

Additional Information

April 30, 2020 (Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BLOK	$106,056	$0.0200	62.09%
BATT	$10,853	$0.0200	96.27%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

April 30, 2020 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

April 30, 2020 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

April 30, 2020 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•    Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•    Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•    Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•    Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•    Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

April 30, 2020 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC

310 S. Hale Street

Wheaton, IL 60187

Investment Sub-Advisers:
Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Exponential ETFs 1001 Woodward Ave., Suite 500 Detroit, MI 48226	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Toroso Investments, LLC 623 5th Avenue, Suite 15 New York, NY 10019		ARGI Investments, LLC 2201 High Wickham Place Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodians:
U.S. Bank National Association 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212	Cowen Execution Services, LLC 599 Lexington Avenue, 21st Floor New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	6/26/2020

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	6/26/2020

*Print the name and title of each signing officer under his or her signature.